Organization and Business (Details)	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Jun. 30, 2023	Apr. 30, 2021	Mar. 31, 2019	Aug. 31, 2018
Shashi Jiulong Power Steering Gears Co., Ltd., "Jiulong"
Organization and Business
Percentage Interest	100.00%	100.00%
Jingzhou Henglong Automotive Parts Co., Ltd., "Henglong"
Organization and Business
Percentage Interest	100.00%	100.00%
Shenyang Jinbei Henglong Automotive Steering System Co., Ltd., "Shenyang"
Organization and Business
Percentage Interest	70.00%	70.00%
Wuhan Jielong Electric Power Steering Co., Ltd., "Jielong"
Organization and Business
Percentage Interest	85.00%	85.00%
Wuhu Henglong Automotive Steering System Co., Ltd., "Wuhu"
Organization and Business
Percentage Interest	100.00%	100.00%			22.67%
Hubei Henglong Automotive System Group Co., Ltd., "Hubei Henglong"
Organization and Business
Percentage Interest	100.00%	100.00%
Jingzhou Henglong Automotive Technology (Testing) Center, "Testing Center"
Organization and Business
Percentage Interest		100.00%
Chongqing Henglong Hongyan Automotive System Co., Ltd., "Chongqing Henglong"
Organization and Business
Percentage Interest	70.00%	70.00%
CAAS Brazil's Imports and Trade In Automotive Parts Ltd., "Brazil Henglong"
Organization and Business
Percentage Interest	94.19%	94.19%
Wuhan Chuguanjie Automotive Science and Technology Ltd., "Wuhan Chuguanjie"
Organization and Business
Percentage Interest	85.00%	85.00%
Hubei Henglong Group Shanghai Automotive Electronics Research and Development Ltd., "Shanghai Henglong"
Organization and Business
Percentage Interest	100.00%	100.00%
Hubei Henglong & KYB Automobile Electric Steering System Co., Ltd., "Henglong KYB"
Organization and Business
Percentage Interest	60.00%	60.00%	6.60%				66.60%
Hyoseong (Wuhan) Motion Mechatronics System Co., Ltd., "Wuhan Hyoseong"
Organization and Business
Percentage Interest	51.00%	51.00%				51.00%
Wuhu Hongrun New Material Co., Ltd., "Wuhu Hongrun"
Organization and Business
Percentage Interest	62.00%	62.00%
Changchun Hualong Automotive Technology Co., Ltd., "Changchun Hualong"
Organization and Business
Percentage Interest	100.00%	100.00%
Hubei Zhirong Automobile Technology Co., Ltd., "Zhirong"
Organization and Business
Percentage Interest	100.00%	100.00%		100.00%
CAAS EUROPE S.r.l., "CAAS EUROPE"
Organization and Business
Percentage Interest	100.00%
De Yingrun Industrial Co., Ltd., "De Yingrun"
Organization and Business
Percentage Interest	100.00%	100.00%
Derun Industry and Trade Co., Ltd., "Derun"
Organization and Business
Percentage Interest	100.00%	100.00%
Henglong Mexico Automotive Systems S. DE R.L. DE C.V., "Henglong Mexico"
Organization and Business
Percentage Interest	100.00%	100.00%
CHL Mexico Property Management S. DE R.L. DE C.V., "CHL Mexico"
Organization and Business
Percentage Interest	100.00%	100.00%